Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Option rights

	2011	2010	2009
Risk-free interest rate	1.13%	1.16%	2.39%
Expected life of option rights	5.27 years	5.27 years	5.27 years
Expected dividend yield of stock	1.77%	1.84%	2.69%
Expected volatility of stock	.303	.304	.319

Company's non-qualified and incentive stock option right activity for employees and nonemployee directors

	2011			2010			2009
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	10,009,385	$55.82		10,897,652	$50.30		10,270,899	$46.48
Granted	1,407,259	78.72		1,586,984	72.48		1,802,432	62.73
Exercised	(1,480,058)	47.15		(2,436,639)	41.95		(1,075,395)	33.73
Forfeited	(76,354)	67.02		(34,999)	58.90		(70,428)	60.14
Expired	(2,537)	53.65		(3,613)	54.71		(29,856)	60.45

Outstanding end of year	9,857,695	$60.31	$287,526	10,009,385	$55.82	$281,349	10,897,652	$50.30	$132,139

Exercisable at end of year	6,908,116	$54.24	$243,440	6,655,569	$50.78	$220,647	7,434,125	$45.83	$121,874

Summary of grants of restricted stock to certain officers, key employees and non-employee directors

	2011	2010	2009
Restricted stock granted	300,677	348,460	429,221
Weighted-average per share fair value of restricted stock granted during the year	$84.86	$64.49	$45.85

Summary of the Company's restricted stock activity

	2011	2010	2009
Outstanding at beginning of year	1,266,201	1,304,386	1,166,900
Granted	300,677	348,460	429,221
Vested	(16,072)	(300,598)	(287,075)
Forfeited	(245,915)	(86,047)	(4,660)

Outstanding at end of year	1,304,891	1,266,201	1,304,386